Debt and credit facilities (Tables)	12 Months Ended
Dec. 31, 2013
Debt and credit facilities [Abstract]
Schedule of Short-term Debt

Total short-term loans were as follows:

	Interest	December 31,
	Rate(s)	2013	2012

Short-term bank loan	7.2%	$4,101	$-
Receivables financing facilities, due for repayment within 1 month
-2013	1.6%-1.7%	2,633	-
-2012	1.8%-2.2%	-	6,230
Total short-term loans		$6,734	$6,230